ACQUISITION OF DUPARQUET (Tables)	12 Months Ended
Dec. 31, 2022
assets acquired and liabilities
Mineral Properties	$24,166
Accounts Payable and Accruals	(71)
Net assets acquired	$24,095
Fair value of 71,532,516 common shares issued for Beattie, 269 Canada and 258 Manitoba	$15,368
Cash paid	8,727
Total consideration paid	$24,095